CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income (Loss)	$ 101,491	$ 58,534	$ 21,728
Change in unrealized gains on marketable securities:
Unrealized (loss) gains arising during the period, net of tax	(590)	664
Gains reclassified into earnings, net of tax	294
Other comprehensive income, net of tax	(296)	664
Comprehensive income	$ 101,195	$ 59,198	$ 21,728